Acquisitions - Schedule of allocation of purchase price (Details) - CAD ($)	May 31, 2022	Mar. 11, 2022	Feb. 28, 2022	Sep. 30, 2021	May 21, 2021	Feb. 28, 2021
Business Acquisition [Line Items]
Goodwill	$ 10,554,426		$ 9,833,039			$ 0
South Dakota Partners Inc [Member]
Business Acquisition [Line Items]
Cash					$ 255
Security deposit					461,066
Accounts receivable					2,763,621
Inventories					4,958,833
Prepaid expenses					21,651
Property and equipment					1,409,421
Right-of-use assets					2,343,947
Intangible assets					2,199,444
Goodwill					9,090,357
Accounts payable					(821,244)
Accrued expenses					(201,733)
Customer deposits					(221,290)
Line of credit					(3,732,414)
Debt					(2,971,350)
Lease liability					(2,498,095)
Deferred tax liability					(557,559)
Other liabilities					(163,130)
Total adjusted purchase price					$ 12,081,780
Simbex, LLC [Member]
Business Acquisition [Line Items]
Cash				$ 632,697
Accounts receivable				1,402,315
Work-in-process				301,180
Prepaid expenses				34,992
Property and equipment				122,916
Other receivables				6,395
Intangible assets				5,175,486
Goodwill				6,263,204
Accounts payable				(33,560)
Accrued expenses				(1,095)
Unearned revenue				(131,016)
Deferred tax liability				(1,311,986)
Total adjusted purchase price				$ 12,461,528
Mio Guard [Member]
Business Acquisition [Line Items]
Cash		$ 3,363
Accounts receivable		531,601
Inventories		498,897
Property and equipment		73,446
Goodwill		721,387
Intangible assets and goodwill		1,732,602
Accounts payable		(764,225)
Due to related parties		(2,307)
Deferred tax liability		(204,912)
Total adjusted purchase price		$ 1,868,465